Related Party Transactions (Details Textual) (Resolute Investments, Ltd. [Member])	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Resolute Investments, Ltd. [Member]
Related Party Transactions (Textual) [Abstract]
Share of Resolute in outstanding common stock	45.50%	42.30%	41.90%